Investment Strategy - STANDPOINT MULTI-ASSET FUND	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser seeks to achieve a positive absolute return in all market conditions and will not manage the Fund to outperform a specific benchmark. The Adviser pursues these returns by allocating the Fund’s assets among multiple strategies to create an overall “All-Weather” strategy.

All Weather Strategy: The All-Weather strategy is an asset allocation methodology that diversifies across geographic regions, asset classes, and investment styles. Multiple strategies and investment styles are employed within the Fund. The Fund holds long positions in equity ETFs such that exposures resemble those of a global market-cap weighted index of developed markets, such as the U.S., U.K., Germany, Japan, and Singapore. The Adviser typically selects broad-based regional equity ETFs that the Adviser believes will produce positive absolute returns. The Fund also invests in exchange traded futures contracts from seven sectors: equity indexes, currencies, interest rates, metals, grains, soft commodities, and energies. The contracts can be positioned either long or short. The Fund not only may invest in this strategy directly, but may also invest indirectly through its Subsidiary (as described below). In addition, the Fund may invest in fixed income instruments including U.S. government securities, such as bills, notes, and bonds issued by the U.S. Treasury, money market funds, and/or cash.

As part of the Fund’s “All-Weather” strategy, a portion of the Fund is designed to participate in global futures markets and to produce a reasonable return premium in exchange for assuming risk. The Adviser identifies global futures contracts to be considered for the Fund’s portfolio on a daily basis through analysis of futures prices, volume, open interest, and term structure data. The multiple strategies applied to futures contracts emphasize durability, scalability and diversification across sectors and countries. This futures component of the fund utilizes strategies to choose positions rather than a single set of rules.

Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Generally, a “long” position in a futures contract is expected to provide a positive return if the price of the underlying instrument or reference obligation increases and a negative return if the price of the underlying instrument or reference obligation decreases. Conversely, a “short” position in a futures contract is expected to provide a positive return when the price of the underlying instrument or reference obligation decreases and a negative return if the price of the underlying instrument or reference obligation increases. If the Fund holds both long and short futures positions in the same underlying instrument or reference obligation, the Fund may experience an overall loss with respect to its investments in that instrument or obligation if losses on one position (long or short) exceed the gains on the other position (long or short).

The Fund will be required to use a portion of its assets as margin for the Fund’s futures positions. Assets of the Fund not invested in ETFs or futures contracts (or used as margin) will generally be invested in liquid instruments, such as cash, money market instruments, and U.S. government securities including U.S. treasury bills or notes. The Fund may hold liquid instruments during periods when the Fund is already invested in ETFs and futures positions to the extent dictated by its investment strategy or when the Fund is not invested in futures positions. As a result, a substantial portion of the Fund’s portfolio may be invested in instruments other than ETFs or futures contracts.

The Fund may invest up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act, when viewed on a consolidated basis with the Fund. Additionally, the Subsidiary, when viewed on a consolidated basis with the Fund, complies with 1940 Act Sections 8 and 18 (regarding investment policies, capital structure and leverage), Section 15 (regarding investment advisory contracts) and Section 17 (regarding affiliated transactions and custody). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary.